Common Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following table summarizes stock option activity during the three months ended March 31, 2023:

		Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2022	259,250	$0.25
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at March 31, 2023	259,250	$0.25

Exercisable at December 31, 2022	259,250	0.25
Exercisable at March 31, 2023	259,250	0.25

The following table summarizes stock option activity during the years ended December 31, 2022 and 2021:

		Weighted
		Average
		Exercise
	Options	Price
Outstanding at December 31, 2020	789,250	$0.32
Granted	7,300,000	2.55
Exercised	(317,500)	0.29
Forfeited/Cancelled	(120,000)	0.30
Outstanding at December 31, 2021	7,651,750	$2.45
Granted	—	—
Exercised	(217,500)	0.42
Forfeited/Cancelled	(7,175,000)	2.59
Outstanding at December 31, 2022	259,250	$0.25

Exercisable at December 31, 2020	451,448	$0.32
Exercisable at December 31, 2021	4,151,750	$2.28
Exercisable at December 31, 2022	259,250	$0.25

Schedule of Stock Option Outstanding and Exercisable

Additional information regarding stock options outstanding and exercisable as of March 31, 2023 is as follows:

Option		Remaining
Exercise	Options	Contractual	Options
Price	Outstanding	Life (in years)	Exercisable
$0.25	259,250	1.8	259,250

Additional information regarding stock options outstanding and exercisable as of December 31, 2022 is as follows:

Option		Remaining
Exercise	Options	Contractual	Options
Price	Outstanding	Life (in years)	Exercisable
$0.25	259,250	2.1	259,250

Schedule of Assumptions Used to Estimate Fair Value of Options

The following table presents the assumptions used to estimate the fair values based upon a Black-Scholes option pricing model of the stock options granted during the years ended December 31, 2022 and 2021:

Assumptions
Expected dividend yield	0%
Risk-free interest rate	0.12 - 0.82%
Expected life (in years)	2.5 – 3.0
Expected volatility	297 - 545%